Disposals of Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 15, 2012 Navios Buena Ventura	Dec. 31, 2012 Navios Buena Ventura	Dec. 31, 2011 Navios Luz	Dec. 31, 2011 Navios Orbiter	Dec. 31, 2013 Logistics Business
Significant Acquisitions And Disposals [Line Items]
Cash consideration received				$ 67,500	$ 67,500	$ 71,975	$ 47,984
Shares consideration received						6,000	4,000
Book value of vessel	1,808,883	1,746,493			(67,068)	(53,548)	(23,198)
Total gain					432	24,427	28,786
Deferred gain					(109)	(6,623)	(7,804)
Gain on sale of other assets			36
Gain recognized on sale of vessel	$ 18	$ 323	$ 38,822		$ 323	$ 17,804	$ 20,982	$ 18